Vessels (Tables)	12 Months Ended
Dec. 31, 2014
Vessels [Abstract]
Schedule of vessels
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2012	$532,121	$(79,095)	$453,026
- Vessels sold	(14,896)	2,874	(12,022)
- Depreciation for the year	-	(19,475)	(19,475)
Balance, December 31, 2013	517,225	(95,696)	421,529
- Vessels acquired and delivered	7,786	-	7,786
- Vessels sold	(51,623)	21,662	(29,961)
- Depreciation for the year	-	(18,162)	(18,162)
Balance, December 31, 2014	$473,388	$(92,196)	$381,192